Document and Entity Information	Jun. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Entity Central Index Key	0000729528
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	May 01, 2020